[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
May 31, 2002

Merrill Lynch
Latin America
Fund, Inc.

www.mlim.ml.com

                     MERRILL LYNCH LATIN AMERICA FUND, INC.

Asset Allocation as a Percentage* of Net Assets as of May 31, 2002.

A map illustrating the following percentages:

Mexico                             44.3%
Venezuela                           1.4%
Colombia                            0.4%
Peru                                2.7%
Brazil                             39.1%
Argentina                           0.5%
Chile                               5.4%

*     Total may not equal 100% and does not include short-term securities.

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

DEAR SHAREHOLDER

For the six-month period ended May 31, 2002, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +14.96%, +14.37%, +14.39% and +14.88%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's returns outperformed the total return of the unmanaged Morgan Stanley Capital International (MSCI) Latin America Free Index of +9.49% and the +11.87% return of the Lipper Latin American Funds Average, the Fund's peer group, for the same period. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI Latin America Free Index, unless otherwise noted, and are for the six-month period ended May 31, 2002.)

The Fund's relative outperformance during the six-month period ended May 31, 2002 resulted mainly from our stock selection in Brazil and Mexico and our underweighted position in Argentina. Although Mexican media stocks were trading at very low valuation levels, when they recovered, we reduced our weightings accordingly. We also benefited from our exposure to the beverage sector in Mexico and from our corporate action-driven investments. As we anticipated, Pepsi Bottling Group, Inc. announced a cash tender offer for Pepsi-Gemex at a greater than 100% premium to our original cost.

Investment Overview

We continued to highlight the decoupling of the Latin American markets relative to the US equity market and witnessed Latin America's outperformance compared to the United States. We experienced divergent results across Latin American markets, although less so than in 2001. Mexico outperformed Brazil but by a lower margin and since we no longer see attractive opportunities, we adjusted our position in Mexico relative to Brazil accordingly.

We believe the outlook for Latin American equities over the next few years continues to be appealing. Valuations are currently low, financial leverage across most companies is also attractive, and returns on equity have been improving over the past few years. Consistent progress has also been achieved in the areas of corporate governance and shareholder protection. However, most investors remain indifferent toward the region, with flows into Latin American funds continuing to be negative. Finally, another positive is that the US yield curve is presently steep. Although counterintuitive, the combination of these factors reflects the possibility of improved future performance of Latin American equities. The issue that concerns us most is the outcome of the Brazilian presidential elections in October 2002, and we will be monitoring this situation closely. The fact that investors have already discounted a potentially negative result is somewhat reassuring. However, we must remember that investors tend to "climb a wall of worry."

We primarily follow a bottom-up approach, and on that basis, we continue to look for attractive opportunities across the region despite the macroeconomic uncertainties that we read about in the news. We are seeking value in Mexico, Brazil, Peru and Venezuela. The Venezuelan telephone company is a case in point. Even though there is much ambivalence in the country, competition is very low. The company is throwing off considerable cash and is trading at such a low valuation, that the company could repurchase its entire equity in four years. Instead, however, the company's management is opting for a combination of shares and dividends.

Although we expect continued volatility in the Latin American region, we will seek to maintain the Fund's positive performance through a strict adherence to our disciplined, value-oriented approach to stock selection.

In Conclusion

We thank you for your continued interest in Merrill Lynch Latin America Fund, Inc., and we look forward to updating you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ David Soden

David Soden
Senior Portfolio Manager

June 28, 2002

--------------------------------------------------------------------------------
We are pleased to announce that David Soden is responsible for the day-to-day management of Merrill Lynch Latin America Fund, Inc. Mr. Soden joined Merrill Lynch Investment Managers, L.P. in 1996.
--------------------------------------------------------------------------------

PORTFOLIO INFORMATION

As of May 31, 2002

                                                                      Percent of
Ten Largest Holdings (Equity Investments)                             Net Assets

Telefonos de Mexico SA (ADR) ........................................    9.1%
Petroleo Brasileiro SA--Petrobras* ..................................    8.9
Cemex, SA de CV* ....................................................    5.9
Companhia Vale do Rio Doce* .........................................    5.1
America Movil, SA de CV 'L' (ADR) ...................................    4.9
Wal-Mart de Mexico, SA de CV* .......................................    4.2
Fomento Economico Mexicano, SA de CV (ADR) ..........................    3.3
TV Azteca, SA de CV* ................................................    3.2
Votorantim Celulose e Papel SA* .....................................    2.9
Compania de Telecomunicaciones de Chile SA (ADR) ....................    2.7

*     Includes combined holdings.

                                                                      Percent of
Five Largest Industries (Equity Investments)                          Net Assets

Diversified Telecommunication Services ............................      20.0%
Metals & Mining ...................................................       9.0
Oil & Gas .........................................................       8.9
Wireless Telecommunication Services ...............................       6.6
Construction Materials ............................................       6.1


                                     2 & 3

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                               6-Month      12-Month    Since Inception
As of May 31, 2002                          Total Return  Total Return   Total Return
=======================================================================================
ML Latin America Fund, Inc. Class A Shares     +14.96%       -7.75%         -15.52%
---------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class B Shares     +14.37        -8.76          +18.41
---------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class C Shares     +14.39        -8.70          -22.00
---------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class D Shares     +14.88        -8.03          +28.17
=======================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten years/since inception dates are from 10/21/94 for Class A & Class C Shares and ten years for Class B & Class D Shares.

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 3/31/02                             +6.73%            +1.13%
------------------------------------------------------------------------------
Five Years Ended 3/31/02                           +0.90             -0.19
------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/02               -1.48             -2.19
------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return          % Return
                                                Without CDSC       With CDSC**
============================================================================
Class B Shares*
============================================================================
One Year Ended 3/31/02                             +5.67%            +1.67%
----------------------------------------------------------------------------
Five Years Ended 3/31/02                           -0.16             -0.55
----------------------------------------------------------------------------
Ten Years Ended 3/31/02                            +2.54             +2.54
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

============================================================================
                                                  % Return          % Return
                                                Without CDSC       With CDSC**
============================================================================
Class C Shares*
============================================================================
One Year Ended 3/31/02                             +5.68%            +4.68%
----------------------------------------------------------------------------
Five Years Ended 3/31/02                           -0.16             -0.16
----------------------------------------------------------------------------
Inception (10/21/94) through 3/31/02               -2.50             -2.50
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                              % Return Without   % Return With
                                                Sales Charge      Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 3/31/02                             +6.51%            +0.91%
------------------------------------------------------------------------------
Five Years Ended 3/31/02                           +0.63             -0.45
------------------------------------------------------------------------------
Ten Years Ended 3/31/02                            +3.36             +2.81
------------------------------------------------------------------------------

 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher than maximum sales charge. Thus, actual returns would have been somewhat lower than noted for the inception period.)
**    Assuming maximum sales charge.


                                     4 & 5

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED SCHEDULE OF INVESTMENTS                             (in US dollars)

                                        Shares Held/                                                                      Percent of
COUNTRY     Industries                   Face Amount             Long-Term Investments                       Value        Net Assets
====================================================================================================================================
Argentina   Electric Utilities               343,900  +Central Costanera SA 'B'                          $     80,974           0.1%
            ------------------------------------------------------------------------------------------------------------------------
            Real Estate                       33,575  +IRSA Inversiones y Representaciones SA 'B'              17,206           0.0
                                              80,090  +IRSA Inversiones y Representaciones SA (GDR)**         400,450           0.4
                                                                                                         ------------          ----
                                                                                                              417,656           0.4
            ------------------------------------------------------------------------------------------------------------------------
            Textiles & Apparel               315,022  +Grimoldi SA 'B'                                         30,542           0.0
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Argentina               529,172           0.5
====================================================================================================================================
Brazil      Aerospace & Defense               65,798   Embraer-Empresa Brasileira de Aeronautica
                                                       SA (ADR)*                                            1,552,833           1.3
            ------------------------------------------------------------------------------------------------------------------------
            Banks                         86,768,803   Banco Bradesco SA (Preferred)                          452,796           0.4
                                           9,557,898   Banco Itau SA (Preferred)                              655,960           0.5
                                          60,499,214   Bradespar SA (Preferred)                                15,307           0.0
                                              26,800   Uniao de Bancos Brasileiros SA (Unibanco)
                                                       (GDR)**                                                556,100           0.5
                                                                                                         ------------          ----
                                                                                                            1,680,163           1.4
            ------------------------------------------------------------------------------------------------------------------------
            Diversified Financials         1,999,678   Itausa-Investimentos Itau SA (Preferred)             1,652,234           1.4
                                              50,991   Itausa Investimentos Itau SA (Receipts)                 42,131           0.1
                                                                                                         ------------          ----
                                                                                                            1,694,365           1.5
            ------------------------------------------------------------------------------------------------------------------------
            Diversified                       62,600   Brasil Telecom Participacoes SA (ADR)*               2,144,050           1.8
            Telecommunication                205,345  +Embratel Participacoes SA (ADR)*                       379,888           0.3
            Services                      57,292,050   Tele Norte Leste Participacoes SA                      593,418           0.5
                                             201,100   Tele Norte Leste Participacoes SA (ADR)*             2,547,937           2.2
                                           4,644,123   Tele Norte Leste Participacoes SA (Preferred)           58,513           0.0
                                             868,027   Tele Norte Leste Participacoes SA (Telemar)
                                                       (Rights)                                                     3           0.0
                                              69,985   Tele Norte Leste Participacoes SA (Telemar)
                                                       (Rights)                                                     1           0.0
                                         137,991,037  +Telecomunicacoes Brasileiras SA--Telebras                1,091           0.0
                                         120,105,773   Telemar Norte Leste SA 'A'                           2,563,554           2.2
                                                                                                         ------------          ----
                                                                                                            8,288,455           7.0
            ------------------------------------------------------------------------------------------------------------------------
            Electric Utilities             2,404,500   Centrais Eletricas Brasileiras SA (Eletrobras)
                                                       (Preferred) 'B'                                         28,052           0.0
                                              41,208   Companhia Energetica de Minas Gerais SA--CEMIG
                                                       (ADR)*                                                 551,452           0.5
                                         130,385,485   Companhia Energetica de Minas Gerais SA--CEMIG
                                                       (Preferred)                                          1,744,315           1.5
                                         662,818,710   Companhia Energetica do Ceara-Coelce 'A'
                                                       (Preferred)                                          1,100,549           0.9
                                          40,397,300   Companhia Paranaense de Energia--Copel                 237,960           0.2
                                              32,395  +Espirito Santo Centrais Eletricas SA--Escelsa          992,533           0.8
                                                                                                         ------------          ----
                                                                                                            4,654,861           3.9
            ------------------------------------------------------------------------------------------------------------------------
            IT Consulting Services               118  +Terra Networks, SA                                         702           0.0
            ------------------------------------------------------------------------------------------------------------------------
            Machinery                      3,817,035   Weg SA (Preferred)                                   3,229,277           2.7
            ------------------------------------------------------------------------------------------------------------------------
            Metals & Mining                      949   Companhia Siderurgica Nacional                              18           0.0
                                       BRL 1,099,391   Companhia Vale do Rio Doce, 0% due
                                                       12/31/2049 (a)                                               0           0.0
                                             156,917   Companhia Vale do Rio Doce (ADR)*                    4,621,206           3.9
                                              45,900   +Companhia Vale do Rio Doce (ADR)*                   1,377,000           1.2
                                              99,800   Gerdau SA (ADR)*                                     1,237,520           1.0
                                                                                                         ------------          ----
                                                                                                            7,235,744           6.1
            ------------------------------------------------------------------------------------------------------------------------
            Oil & Gas                         32,015   Petroleo Brasileiro SA--Petrobras                      738,642           0.6
                                               8,600   Petroleo Brasileiro SA--Petrobras (ADR)*               186,997           0.2
                                             305,111   Petroleo Brasileiro SA--Petrobras (ADR)*             7,264,693           6.1
                                             108,600   Petroleo Brasileiro SA--Petrobras (Preferred)        2,340,728           2.0
                                                                                                         ------------          ----
                                                                                                           10,531,060           8.9
            ------------------------------------------------------------------------------------------------------------------------
            Paper & Forest Products           30,644  +Votorantim Celulose e Papel SA (ADR)*                  635,863           0.5
                                          68,294,278   Votorantim Celulose e Papel SA (Preferred)           2,807,909           2.4
                                                                                                         ------------          ----
                                                                                                            3,443,772           2.9
            ------------------------------------------------------------------------------------------------------------------------
            Specialty Retailing              160,775   Globex Utilidades SA (Preferred)                       635,600           0.5
                                              64,924   Globex Utilidades SA (Receipts)                        218,167           0.2
                                                                                                         ------------          ----
                                                                                                              853,767           0.7
            ------------------------------------------------------------------------------------------------------------------------
            Textiles & Apparel            15,934,578   Companhia de Tecidos Norte de Minas--Coteminas
                                                       (Preferred)                                          1,159,108           1.0
                                          12,284,085  +Empresa Nasional de Comercio SA                         14,812           0.0
                                                                                                         ------------          ----
                                                                                                            1,173,920           1.0
            ------------------------------------------------------------------------------------------------------------------------
            Wireless                     129,182,729   Tele Celular Sul Participacoes SA                      136,869           0.1
            Telecommunication                 12,050   Tele Celular Sul Participacoes SA (ADR)*               146,408           0.1
            Services                     110,238,146   Tele Centro Oeste Celular Participacoes SA             370,439           0.3
                                              60,430   Tele Centro Oeste Celular Participacoes SA
                                                       (ADR)*                                                 310,610           0.3
                                         125,294,531  +Tele Leste Celular Participacoes SA                     71,823           0.1
                                               8,429   Tele Leste Celular Participacoes SA (ADR)*             116,067           0.1
                                         106,643,509   Tele Nordeste Celular Participacoes SA                 122,264           0.1
                                              13,164   Tele Nordeste Celular Participacoes SA (ADR)*          270,783           0.2
                                         127,375,187  +Tele Norte Celular Participacoes SA                     52,370           0.1
                                         130,907,042   Telemig Celular Participacoes SA                       286,189           0.2
                                           1,506,590   Telemig Celular Participacoes SA (Receipts)              3,294           0.0
                                           5,769,275   Telemig Celular SA                                      68,424           0.1
                                             631,740   Telemig Celular SA 'C' (Preferred)                       8,244           0.0
                                                                                                         ------------          ----
                                                                                                            1,963,784           1.7
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Brazil               46,302,703          39.1
====================================================================================================================================


                                     6 & 7

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)                 (in US dollars)

                                                                                                                         Percent of
COUNTRY     Industries                   Shares Held              Long-Term Investments                      Value        Net Assets
====================================================================================================================================
Chile       Banking & Financial               20,860   Banco Santander Chile (ADR)*                      $    296,212           0.2%
                                              45,985   Banco Santiago (ADR)*                                  909,583           0.8
                                                                                                         ------------          ----
                                                                                                            1,205,795           1.0
            ------------------------------------------------------------------------------------------------------------------------
            Beverages                         20,300   Compania Cervecerias Unidas SA (ADR)*                  304,500           0.3
                                               3,465   Vina Concha Y Toro SA (ADR)*                           119,196           0.1
                                                                                                         ------------          ----
                                                                                                              423,696           0.4
            ------------------------------------------------------------------------------------------------------------------------
            Diversified Financials            36,015   Genesis Chile Fund                                     990,413           0.9
            ------------------------------------------------------------------------------------------------------------------------
            Diversified                      232,532   Compania de Telecomunicaciones de Chile SA
            Telecommunication                          (ADR)*                                               3,229,869           2.7
            Services
            ------------------------------------------------------------------------------------------------------------------------
            Electric Utilities                54,505   Empresa Nacional de Electricidad SA (Endesa)
                                                       (ADR)*                                                 463,293           0.4
                                               7,408  +Enersis SA (ADR)*                                       57,782           0.0
                                                                                                         ------------          ----
                                                                                                              521,075           0.4
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Chile                 6,370,848           5.4
====================================================================================================================================
Colombia    Diversified Financials           331,243  +Valores Bavaria SA                                      25,966           0.0
            ------------------------------------------------------------------------------------------------------------------------
            Multiline Retailing              289,075   Almacenes Exito SA                                     417,109           0.4
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Colombia                443,075           0.4
====================================================================================================================================
Mexico      Banks                             15,716   Banco Latinoamericano de Exportaciones, SA 'E'         290,746           0.2
                                           3,025,075  +Grupo Financiero Bancomer, SA de CV 'O'              2,610,900           2.2
                                             488,800  +Grupo Financiero Banorte, SA de CV 'O'               1,246,913           1.1
                                                                                                         ------------          ----
                                                                                                            4,148,559           3.5
            ------------------------------------------------------------------------------------------------------------------------
            Beverage Brewing &               698,900   Grupo Modelo, SA de CV 'C'                           1,743,814           1.5
            Distilling
            ------------------------------------------------------------------------------------------------------------------------
            Beverages                         68,425   Coca-Cola Femsa SA (ADR)*                            1,744,838           1.5
                                              94,187   Fomento Economico Mexicano, SA de CV (ADR)*          3,979,401           3.3
                                                                                                         ------------          ----
                                                                                                            5,724,239           4.8
            ------------------------------------------------------------------------------------------------------------------------
            Construction Materials           231,555   Cemex, SA de CV (ADR)*                               6,953,597           5.9
                                              13,298   Cemex, SA de CV (ADR)* (Warrants) (c)                   50,532           0.0
                                               5,800   Cemex, SA de CV (Warrants) (c)                           4,502           0.0
                                                                                                         ------------          ----
                                                                                                            7,008,631           5.9
            ------------------------------------------------------------------------------------------------------------------------
            Diversified                      311,493   Telefonos de Mexico SA (ADR)*                       10,839,956           9.1
            Telecommunication
            Services
            ------------------------------------------------------------------------------------------------------------------------
            Industrial Conglomerates          87,514   Desc, SA de CV (ADR)*                                1,085,174           0.9
                                              19,478  +Grupo Carso, SA de CV (ADR)*                           121,352           0.1
                                                                                                         ------------          ----
                                                                                                            1,206,526           1.0
            ------------------------------------------------------------------------------------------------------------------------
            Machinery                         36,891   Tubos de Acero de Mexico SA (ADR)*                     350,096           0.3
            ------------------------------------------------------------------------------------------------------------------------
            Media                            352,618  +Corporacion Interamericana de Entretenimiento
                                                       SA 'B'                                                 837,481           0.7
                                              41,375  +Grupo Televisa SA (ADR)*                             1,735,682           1.5
                                           6,991,500   TV Azteca, SA de CV                                  3,306,546           2.8
                                              57,000   TV Azteca, SA de CV (ADR)*                             434,910           0.4
                                                                                                         ------------          ----
                                                                                                            6,314,619           5.4
            ------------------------------------------------------------------------------------------------------------------------
            Metals & Mining                   55,330   Grupo IMSA, SA de CV (ADR)*                            846,549           0.7
                                              36,500   Industrias Penoles SA                                   93,677           0.1
                                                                                                         ------------          ----
                                                                                                              940,226           0.8
            ------------------------------------------------------------------------------------------------------------------------
            Multiline Retailing              211,794  +Grupo Sanborns SA 'B1'                                 385,757           0.3
                                             887,022   Wal-Mart de Mexico, SA de CV 'C'                     2,193,918           1.9
                                             947,668   Wal-Mart de Mexico, SA de CV 'V'                     2,736,204           2.3
                                                                                                         ------------          ----
                                                                                                            5,315,879           4.5
            ------------------------------------------------------------------------------------------------------------------------
            Paper & Forest Products          760,366   Kimberly-Clark de Mexico, SA de CV 'A'               2,273,308           1.9
            ------------------------------------------------------------------------------------------------------------------------
            Specialty Retailing              856,217   Grupo Elektra, SA de CV                                841,774           0.7
            ------------------------------------------------------------------------------------------------------------------------
            Wireless                         331,809   America Movil, SA de CV 'L' (ADR)*                   5,803,339           4.9
            Telecommunication
            Services
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Mexico               52,510,966          44.3
====================================================================================================================================
Peru        Banks                             44,200   Credicorp Limited                                      378,794           0.3
            ------------------------------------------------------------------------------------------------------------------------
            Beverages                      3,549,225  +Alicorp SA                                             318,132           0.3
            ------------------------------------------------------------------------------------------------------------------------
            Metals & Mining                   83,507   Compania de Minas Buenaventura SA (ADR)*             2,492,684           2.1
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Peru                  3,189,610           2.7
====================================================================================================================================
Venezuela   Construction Materials           946,850   Corporacion Venezolana de Cementos I, SACA             104,232           0.1
                                             659,238   Corporacion Venezolana de Cementos II, SACA             72,571           0.0
                                             643,105  +Sudamtex de Venezuela (ADR)* (b)                        78,137           0.1
                                                                                                         ------------          ----
                                                                                                              254,940           0.2
            ------------------------------------------------------------------------------------------------------------------------
            Diversified                       89,634   Compania Anonima Nacional Telefonos de
            Telecommunication                          Venezuela (CANTV) (ADR)*                             1,444,900           1.2
            Services
            ------------------------------------------------------------------------------------------------------------------------
            Metals & Mining                   27,350  +International Briquettes Holding, Inc.                   2,735           0.0
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Long-Term Investments in Venezuela             1,702,575           1.4
====================================================================================================================================
                                                       Total Long-Term Investments
                                                       (Cost--$135,275,754)                               111,048,949          93.8
====================================================================================================================================


                                     8 & 9

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)                 (in US dollars)

                                                                                                                          Percent of
                                         Face Amount              Short-Term Investments                     Value        Net Assets
====================================================================================================================================
            Commercial                 US$ 5,592,000   General Motors Acceptance Corp., 1.91% due
            Paper***                                   6/03/2002                                         $  5,591,407           4.7%
            ------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Investments (Cost--$5,591,407)      5,591,407           4.7
====================================================================================================================================
            Total Investments (Cost--$140,867,161)                                                        116,640,356          98.5
            Other Assets Less Liabilities                                                                   1,824,238           1.5
                                                                                                         ------------         -----
            Net Assets                                                                                   $118,464,594         100.0%
                                                                                                         ============         =====
====================================================================================================================================

  +   Non-income producing security.
(a) Received through a bonus issue from Companhia Vale do Rio Doce. As of May 31, 2002, the bonds have not commenced trading and the coupon rate has not been determined.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  *   American Depositary Receipts (ADR).
 **   Global Depositary Receipts (GDR).
*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

      See Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

               As of May 31, 2002
==========================================================================================================================
Assets:        Investments, at value (including securities loaned of $5,247,000)
               (identified cost--$140,867,161) .......................................                       $ 116,640,356
               Investments held as collateral for loaned securities, at value ........                           5,400,000
               Cash ..................................................................                                 775
               Foreign cash (cost--$1,116,384) .......................................                           1,113,513
               Receivables:
                 Dividends ...........................................................     $   1,215,619
                 Capital shares sold .................................................            72,548
                 Loaned securities ...................................................             2,225         1,290,392
                                                                                           -------------
               Prepaid expenses ......................................................                              54,258
                                                                                                             -------------
               Total assets ..........................................................                         124,499,294
                                                                                                             -------------
==========================================================================================================================
Liabilities:   Collateral on securities loaned, at value .............................                           5,400,000
               Payables:
                 Capital shares redeemed .............................................           256,861
                 Investment adviser ..................................................            93,581
                 Distributor .........................................................            46,658
                 Securities purchased ................................................            38,301           435,401
                                                                                           -------------
               Accrued expenses ......................................................                             199,299
                                                                                                             -------------
               Total liabilities .....................................................                           6,034,700
                                                                                                             -------------
==========================================================================================================================
Net Assets:    Net assets ............................................................                       $ 118,464,594
                                                                                                             =============
==========================================================================================================================
Net Assets     Class A Common Stock, $.10 par value, 100,000,000 shares authorized ...                       $     185,530
Consist of:    Class B Common Stock, $.10 par value, 100,000,000 shares authorized ...                             271,589
               Class C Common Stock, $.10 par value, 100,000,000 shares authorized ...                              35,709
               Class D Common Stock, $.10 par value, 100,000,000 shares authorized ...                             408,634
               Paid-in capital in excess of par ......................................                         300,513,775
               Undistributed investment income--net ..................................                           1,277,479
               Accumulated realized capital losses on investments and foreign
               currency transactions--net ............................................                        (159,962,714)
               Unrealized depreciation on investments and foreign currency
               transactions--net .....................................................                         (24,265,408)
                                                                                                             -------------
               Net assets ............................................................                       $ 118,464,594
                                                                                                             =============
==========================================================================================================================
Net Asset      Class A--Based on net assets of $24,812,250 and 1,855,301 shares
Value:         outstanding ...........................................................                       $       13.37
                                                                                                             =============
               Class B--Based on net assets of $34,796,496 and 2,715,885 shares
               outstanding ...........................................................                       $       12.81
                                                                                                             =============
               Class C--Based on net assets of $4,570,765 and 357,090 shares
               outstanding ...........................................................                       $       12.80
                                                                                                             =============
               Class D--Based on net assets of $54,285,083 and 4,086,344 shares
               outstanding ...........................................................                       $       13.28
                                                                                                             =============
==========================================================================================================================

      See Notes to Consolidated Financial Statements.


                                    10 & 11

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED STATEMENT OF OPERATIONS

                     For the Six Months Ended May 31, 2002
========================================================================================================================
Investment Income:   Dividends (net of $160,384 foreign withholding tax) ............                       $  2,777,577
                     Interest .......................................................                             57,156
                     Securities lending--net ........................................                             10,593
                                                                                                            ------------
                     Total income ...................................................                          2,845,326
                                                                                                            ------------
========================================================================================================================
Expenses:            Investment advisory fees .......................................     $    619,370
                     Account maintenance and distribution fees--Class B .............          214,133
                     Transfer agent fees--Class D ...................................           82,791
                     Transfer agent fees--Class B ...................................           82,790
                     Custodian fees .................................................           69,658
                     Account maintenance fees--Class D ..............................           64,057
                     Accounting services ............................................           54,942
                     Professional fees ..............................................           47,277
                     Transfer agent fees--Class A ...................................           40,571
                     Printing and shareholder reports ...............................           37,411
                     Directors' fees and expenses ...................................           26,957
                     Account maintenance and distribution fees--Class C .............           24,021
                     Registration fees ..............................................           18,275
                     Transfer agent fees--Class C ...................................            9,122
                     Pricing fees ...................................................            3,199
                     Other ..........................................................            9,054
                                                                                          ------------
                     Total expenses .................................................                          1,403,628
                                                                                                            ------------
                     Investment income--net .........................................                          1,441,698
                                                                                                            ------------
========================================================================================================================
Realized &           Realized loss from:
Unrealized             Investments--net .............................................       (5,483,281)
Gain (Loss) on         Foreign currency transactions--net ...........................         (778,283)       (6,261,564)
Investments &                                                                             ------------
Foreign Currency     Change in unrealized depreciation on:
Transactions--Net:     Investments--net .............................................       21,464,424
                       Foreign currency transactions--net ...........................          222,854        21,687,278
                                                                                          ------------      ------------
                     Total realized and unrealized gain on investments and foreign
                     currency transactions ..........................................                         15,425,714
                                                                                                            ------------
                     Net Increase in Net Assets Resulting from Operations ...........                       $ 16,867,412
                                                                                                            ============
========================================================================================================================

      See Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Six          For the
                                                                                             Months Ended        Year Ended
                                                                                               May 31,          November 30,
                 Increase (Decrease) in Net Assets:                                              2002               2001
============================================================================================================================
Operations:      Investment income--net ...............................................     $   1,441,698       $    552,407
                                                                                            -------------       ------------
                 Realized loss on investments and foreign currency transactions--net ..        (6,261,564)       (18,957,562)
                 Change in unrealized depreciation on investments and foreign
                 currency transactions--net ...........................................        21,687,278          4,301,689
                                                                                            -------------       ------------
                 Net increase (decrease) in net assets resulting from operations ......        16,867,412        (14,103,466)
                                                                                            -------------       ------------
============================================================================================================================
Dividends to     Investment income--net:
Shareholders:      Class A ............................................................           (61,439)                --
                                                                                            -------------       ------------
                 Net decrease in net assets resulting from dividends to shareholders ..           (61,439)                --
                                                                                            -------------       ------------
============================================================================================================================
Capital Share    Net decrease in net assets derived from capital share transactions ...       (14,393,235)       (41,142,002)
Transactions:                                                                               -------------       ------------
============================================================================================================================
Net Assets:      Total increase (decrease) in net assets ..............................         2,412,738        (55,245,468)
                 Beginning of period ..................................................       116,051,856        171,297,324
                                                                                            -------------       ------------
                 End of the period* ...................................................     $ 118,464,594       $116,051,856
                                                                                            =============       ============
============================================================================================================================
                *Undistributed (accumulated) investment income (loss)--net ............     $   1,277,479       $   (102,780)
                                                                                            =============       ============
============================================================================================================================

      See Notes to Consolidated Financial Statements.


                                    12 & 13

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED FINANCIAL HIGHLIGHTS

                                                                                                    Class A
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information                    For the Six
                    provided in the financial statements.                Months Ended          For the Year Ended November 30,
                                                                            May 31,     -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2002          2001       2000       1999        1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ................   $ 11.66     $  13.08    $ 12.89    $ 10.61     $  15.10
Operating                                                                   -------     --------    -------    -------     --------
Performance:        Investment income--net+ .............................       .19          .13        .07        .20          .38
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ..............      1.55        (1.55)       .35       2.63        (4.87)
                                                                            -------     --------    -------    -------     --------
                    Total from investment operations ....................      1.74        (1.42)       .42       2.83        (4.49)
                                                                            -------     --------    -------    -------     --------
                    Less dividends:
                      Investment income--net ............................      (.03)          --       (.18)      (.55)          --
                      In excess of investment income--net ...............        --           --       (.05)        --           --
                                                                            -------     --------    -------    -------     --------
                    Total dividends .....................................      (.03)          --       (.23)      (.55)          --
                                                                            -------     --------    -------    -------     --------
                    Net asset value, end of period ......................   $ 13.37     $  11.66    $ 13.08    $ 12.89     $  10.61
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    14.96%@     (10.86%)     3.04%     28.74%      (29.74%)
Return:**                                                                   =======     ========    =======    =======     ========
===================================================================================================================================
Ratios to Average   Expenses ............................................     1.75%*       1.73%      1.48%      1.77%        1.53%
Net Assets:                                                                 =======     ========    =======    =======     ========
                    Investment income--net ..............................     2.86%*        .97%       .48%      1.84%        2.12%
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............   $24,812     $ 22,753    $30,466    $32,023     $ 26,249
Data:                                                                       =======     ========    =======    =======     ========
                    Portfolio turnover ..................................    20.24%       43.74%     41.70%     29.91%       31.92%
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================

                                                                                                    Class B
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information                    For the Six
                    provided in the financial statements.                Months Ended          For the Year Ended November 30,
                                                                            May 31,     -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2002          2001       2000      1999         1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ................   $ 11.20     $  12.69    $ 12.52   $  10.20     $  14.66
Operating                                                                   -------     --------    -------   --------     --------
Performance:        Investment income (loss)--net+ ......................       .10           --++     (.07)       .10          .23
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ..............      1.51        (1.49)       .32       2.56        (4.69)
                                                                            -------     --------    -------   --------     --------
                    Total from investment operations ....................      1.61        (1.49)       .25       2.66        (4.46)
                                                                            -------     --------    -------   --------     --------
                    Less dividends:
                      Investment income--net ............................        --           --       (.06)      (.34)          --
                      In excess of investment income--net ...............        --           --       (.02)        --           --
                                                                            -------     --------    -------   --------     --------
                    Total dividends .....................................        --           --       (.08)      (.34)          --
                                                                            -------     --------    -------   --------     --------
                    Net asset value, end of period ......................   $ 12.81     $  11.20    $ 12.69   $  12.52     $  10.20
                                                                            =======     ========    =======   ========     ========
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    14.37%@     (11.74%)     1.94%     27.32%      (30.42%)
Return:**                                                                   =======     ========    =======   ========     ========
===================================================================================================================================
Ratios to Average   Expenses ............................................     2.82%*       2.78%      2.51%      2.87%        2.57%
Net Assets:                                                                 =======     ========    =======   ========     ========
                    Investment income (loss)--net .......................     1.58%*       (.04%)     (.44%)      .98%        1.76%
                                                                            =======     ========    =======   ========     ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............   $34,797     $ 49,253    $87,317   $135,883     $190,670
Data:                                                                       =======     ========    =======   ========     ========
                    Portfolio turnover ..................................    20.24%       43.74%     41.70%     29.91%       31.92%
                                                                            =======     ========    =======   ========     ========
===================================================================================================================================

                                                                                                    Class C
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information                    For the Six
                    provided in the financial statements.                Months Ended          For the Year Ended November 30,
                                                                            May 31,     -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2002          2001       2000       1999        1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ................   $ 11.19     $  12.68    $12.53     $ 10.18     $  14.64
Operating                                                                   -------     --------    ------     -------     --------
Performance:        Investment income (loss)--net+ ......................       .11         (.01)     (.07)        .09          .23
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ..............      1.50        (1.48)      .32        2.58        (4.69)
                                                                            -------     --------    ------     -------     --------
                    Total from investment operations ....................      1.61        (1.49)      .25        2.67        (4.46)
                                                                            -------     --------    ------     -------     --------
                    Less dividends:
                      Investment income--net ............................        --           --      (.08)       (.32)          --
                      In excess of investment income--net ...............        --           --      (.02)         --           --
                                                                            -------     --------    ------     -------     --------
                    Total dividends .....................................        --           --      (.10)       (.32)          --
                                                                            -------     --------    ------     -------     --------
                    Net asset value, end of period ......................   $ 12.80     $  11.19    $12.68     $ 12.53     $  10.18
                                                                            =======     ========    ======     =======     ========
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    14.39%@     (11.75%)    1.90%      27.42%      (30.46%)
Return:**                                                                   =======     ========    ======     =======     ========
===================================================================================================================================
Ratios to Average   Expenses ............................................     2.81%*       2.78%     2.51%       2.85%        2.57%
Net Assets:                                                                 =======     ========    ======     =======     ========
                    Investment income (loss)--net .......................     1.80%*       (.06%)    (.48%)       .89%        1.77%
                                                                            =======     ========    ======     =======     ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............   $ 4,571     $  4,538    $7,000     $10,638     $ 12,196
Data:                                                                       =======     ========    ======     =======     ========
                    Portfolio turnover ..................................    20.24%       43.74%    41.70%      29.91%       31.92%
                                                                            =======     ========    ======     =======     ========
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Amount is less than $.01 per share.
 @    Aggregate total investment return.

      See Notes to Consolidated Financial Statements.


                                    14 & 15

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

                                                                                                    Class D
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information                    For the Six
                    provided in the financial statements.                Months Ended          For the Year Ended November 30,
                                                                            May 31,     -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2002          2001       2000       1999        1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ................   $ 11.56     $  13.00    $ 12.83    $ 10.53     $  15.02
Operating                                                                   -------     --------    -------    -------     --------
Performance:        Investment income--net+ .............................       .18          .09        .03        .18          .34
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ..............      1.54        (1.53)       .34       2.62        (4.83)
                                                                            -------     --------    -------    -------     --------
                    Total from investment operations ....................      1.72        (1.44)       .37       2.80        (4.49)
                                                                            -------     --------    -------    -------     --------
                    Less dividends:
                      Investment income--net ............................        --           --       (.16)      (.50)          --
                      In excess of investment income--net ...............        --           --       (.04)        --           --
                                                                            -------     --------    -------    -------     --------
                    Total dividends .....................................        --           --       (.20)      (.50)          --
                                                                            -------     --------    -------    -------     --------
                    Net asset value, end of period ......................   $ 13.28     $  11.56    $ 13.00    $ 12.83     $  10.53
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    14.88%@     (11.08%)     2.71%     28.47%      (29.89%)
Return:**                                                                   =======     ========    =======    =======     ========
===================================================================================================================================
Ratios to Average   Expenses ............................................     2.00%*       1.98%      1.73%      2.04%        1.78%
Net Assets:                                                                 =======     ========    =======    =======     ========
                    Investment income--net ..............................     2.74%*        .69%       .20%      1.73%        2.54%
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............   $54,285     $ 39,508    $46,514    $47,691     $ 50,093
Data:                                                                       =======     ========    =======    =======     ========
                    Portfolio turnover ..................................    20.24%       43.74%     41.70%     29.91%       31.92%
                                                                            =======     ========    =======    =======     ========
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
 @    Aggregate total investment return.

      See Notes to Consolidated Financial Statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Latin America Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary for a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount


                                    16 & 17

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002
of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Basis of consolidation--The accompanying consolidated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly-owned subsidiary, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ....................................         .25%              .75%
Class C ....................................         .25%              .75%
Class D ....................................         .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                              FAMD        MLPF&S
--------------------------------------------------------------------------------
Class D..............................................         $193        $1,818
--------------------------------------------------------------------------------

For the six months ended May 31, 2002, MLPF&S received contingent deferred sales charges of $12,096 and $110 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIM or its affiliates. As of May 31, 2002, cash collateral of $1,620,540 was invested in the Money Market Series of the Merrill Lynch


                                    18 & 19

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

Liquidity Series, LLC and $3,779,460 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended May 31, 2002, QA Advisors received $154 in securities lending agent fees.

In addition, MLPF&S received $5,726 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2002, the Fund reimbursed MLIM $5,556 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2002 were $23,557,943 and $35,757,596, respectively.

Net realized losses for the six months ended May 31, 2002 and net unrealized losses as of May 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                   Losses              Losses
--------------------------------------------------------------------------------
Long-term investments ...................       $(5,483,281)       $(24,226,805)
Foreign currency transactions ...........          (778,283)            (38,603)
                                                -----------        ------------
Total ...................................       $(6,261,564)       $(24,265,408)
                                                ===========        ============
--------------------------------------------------------------------------------

As of May 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $24,226,805, of which $10,556,867 related to appreciated securities and $34,783,672 related to depreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $140,867,161.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $14,393,235 and $41,142,002 for the six months ended May 31, 2002 and the year ended November 30, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended May 31, 2002                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................          295,726        $  4,006,100
Shares issued to shareholders in
reinvestment of dividends ................            4,765              58,841
                                                   --------        ------------
Total issued .............................          300,491           4,064,941
Shares redeemed ..........................         (397,071)         (5,318,379)
                                                   --------        ------------
Net decrease .............................          (96,580)       $ (1,253,438)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 2001                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................          330,548        $  4,628,179
Shares redeemed ..........................         (708,633)         (9,596,554)
                                                   --------        ------------
Net decrease .............................         (378,085)       $ (4,968,375)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended May 31, 2002                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           29,201        $    374,242
Automatic conversion of shares ...........       (1,177,640)        (14,588,401)
Shares redeemed ..........................         (534,276)         (6,745,020)
                                                 ----------        ------------
Net decrease .............................       (1,682,715)       $(20,959,179)
                                                 ==========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 2001                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................           92,565        $  1,226,338
Automatic conversion of shares ...........         (712,180)         (8,906,890)
Shares redeemed ..........................       (1,860,493)        (24,222,442)
                                                 ----------        ------------
Net decrease .............................       (2,480,108)       $(31,902,994)
                                                 ==========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended May 31, 2002                                   Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................            7,231        $     92,063
Shares redeemed ..........................          (55,773)           (701,649)
                                                    -------        ------------
Net decrease .............................          (48,542)       $   (609,586)
                                                    =======        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 2001                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................           22,537        $    308,219
Shares redeemed ..........................         (168,847)         (2,183,878)
                                                   --------        ------------
Net decrease .............................         (146,310)       $ (1,875,659)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended May 31, 2002                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           80,313        $  1,120,730
Automatic conversion of shares ...........        1,138,227          14,588,401
                                                  ---------        ------------
Total issued .............................        1,218,540          15,709,131
Shares redeemed ..........................         (548,790)         (7,280,163)
                                                  ---------        ------------
Net increase .............................          669,750        $  8,428,968
                                                  =========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended November 30, 2001                             Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................           79,577        $  1,098,448
Automatic conversion of shares ...........          691,635           8,906,890
                                                   --------        ------------
Total issued .............................          771,212          10,005,338
Shares redeemed ..........................         (931,657)        (12,400,312)
                                                   --------        ------------
Net decrease .............................         (160,445)       $ (2,394,974)
                                                   ========        ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended May 31, 2002.

6. Capital Loss Carryforward:

At November 30, 2001, the Fund had a net capital loss carryforward of approximately $136,851,000, of which $53,474,000 expires in 2004, $52,462,000 expires in 2006, $26,681,000 expires in 2007 and $4,234,000 expires in 2009.
This amount will be available to offset like amounts of any future taxable gains.


                                     20 & 21

                            Merrill Lynch Latin America Fund, Inc., May 31, 2002

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
David Soden, Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch  Investment Managers
                                                               [GRAPHIC OMITTED]

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Latin America Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


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